Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[2]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-8 CIK # Not Applicable
		CitiMortgage	921	146,448,656.21	100.00%	2	231,056.72	0.16%	0	-	0.00%	2	231,056.72	0.16%	1	134,139.31	0.09%	1	159,067.37	0.10%	0	-	0.00%
Total			921	146,448,656.21	100.00%	2	231,056.72	0.16%	0	-	0.00%	2	231,056.72	0.16%	1	134,139.31	0.09%	1	159,067.37	0.10%	0	-	0.00%

___________________________

2 The Securitizer disclosed in its quarterly filing made on November 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that two assets originated by CitiMortgage subject to demands to repurchase or replace such assets were pending repurchase or replacement (each, a “2013-8 Pending Asset”). As disclosed herein, during the 3-month period ending December 31, 2013, the demand to repurchase one 2013-8 Pending Asset was withdrawn because the breaches of representations with respect to such 2013-8 Pending Asset were cured, and the demand to repurchase one 2013-8 Pending Asset is in dispute and was not rejected, withdrawn, repurchased or cured.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[3]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-9 CIK # Not Applicable
		CitiCorp	1,189	107,558,401.88	100.00%	7	660,232.05	0.61%	0	-	0.00%	7	660,232.05	0.61%	1	47,722.41	0.04%	0	-	0.00%	0	-	0.00%
Total			1,189	107,558,401.88	100.00%	7	660,232.05	0.61%	0	-	0.00%	7	660,232.05	0.61%	1	47,722.41	0.04%	0	-	0.00%	0	-	0.00%

___________________________

3 The Securitizer disclosed in its quarterly filing made on November 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by CitiCorp subject to a demand to repurchase or replace such asset was pending repurchase or replacement (the “2013-9 Pending Asset”). As disclosed herein, the demand to repurchase the 2013-9 Pending Asset is in dispute and was not rejected, withdrawn, repurchased or cured during the 3-month period ending December 31, 2013.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-10 CIK # Not Applicable
		JPMorgan	456	142,847,158.67	100.00%	1	213,660.68	0.15%	0	-	0.00%	1	213,660.68	0.15%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			456	142,847,158.67	100.00%	1	213,660.68	0.15%	0	-	0.00%	1	213,660.68	0.15%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-12 CIK # Not Applicable
		Credit Suisse	164	52,205,295.32	100.00%	1	665,000.00	1.27%	1	665,000.00	1.27%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			164	52,205,295.32	100.00%	1	665,000.00	1.27%	1	665,000.00	1.27%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-17 CIK # Not Applicable
		Citi	419	85,595,226.29	100.00%	2	208,712.24	0.24%	2	208,712.24	0.24%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			419	85,595,226.29	100.00%	2	208,712.24	0.24%	2	208,712.24	0.24%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%